Taxes on Income (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Coprporate applicable tax rate	23.00%	23.00%	23.00%
[custom:CarryforwardTaxLosses-0]	₪ 88,857
Deferred tax expense (income) relating to origination and reversal of temporary differences	3,514
Current tax expense (income)	10,467	₪ 636
Cannolam and Pharmazone [Member]
IfrsStatementLineItems [Line Items]
Current tax expense (income)	₪ 10,467